Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000111445
Shareholder Report [Line Items]
Fund Name	Parametric Commodity Strategy Fund
Class Name	Class A
Trading Symbol	EAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Commodity Index Total Return (the Index):

↑ The Fund’s exposure to cocoa helped Index-relative returns amid adverse weather conditions in the Ivory Coast and Ghana that sent commodity prices soaring during the period

↑ The Fund’s exposure to Robusta coffee contributed to Index-relative performance, as poor weather conditions in key growing regions generated crop shortages

↑ Contract selections in natural gas contributed to Fund performance relative to the Index ― primarily the result of a significant drop in natural gas spot prices during the first quarter of 2024

↓ The Fund’s underweight exposure to gold detracted from Index-relative returns, as the U.S. Federal Reserve’s easing monetary policy helped lift gold prices

↓ An underweight exposure to crude oil hurt Index-relative returns, as oil prices increased due, in part, to escalating geopolitical tensions in the Middle East

↓ The Fund’s exposure to palladium hampered Index-relative returns, partially due to the market’s expectation of a 2025 inventory surplus of the precious metal

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg Commodity Index Total Return
12/14	$10,000	$10,000	$10,000
1/15	$9,329	$10,190	$9,666
2/15	$9,510	$10,131	$9,915
3/15	$9,104	$10,173	$9,406
4/15	$9,585	$10,161	$9,945
5/15	$9,330	$10,143	$9,677
6/15	$9,315	$10,030	$9,844
7/15	$8,533	$10,088	$8,799
8/15	$8,368	$10,059	$8,718
9/15	$8,188	$10,098	$8,420
10/15	$8,188	$10,130	$8,382
11/15	$7,632	$10,093	$7,774
12/15	$7,512	$10,043	$7,534
1/16	$7,346	$10,154	$7,408
2/16	$7,422	$10,226	$7,287
3/16	$7,722	$10,351	$7,566
4/16	$8,278	$10,422	$8,210
5/16	$8,098	$10,430	$8,194
6/16	$8,473	$10,614	$8,533
7/16	$8,293	$10,701	$8,096
8/16	$8,173	$10,713	$7,954
9/16	$8,398	$10,715	$8,203
10/16	$8,368	$10,644	$8,163
11/16	$8,548	$10,405	$8,272
12/16	$8,547	$10,436	$8,421
1/17	$8,803	$10,473	$8,432
2/17	$8,819	$10,553	$8,450
3/17	$8,627	$10,550	$8,225
4/17	$8,451	$10,637	$8,101
5/17	$8,387	$10,719	$7,994
6/17	$8,355	$10,710	$7,978
7/17	$8,627	$10,764	$8,159
8/17	$8,803	$10,856	$8,191
9/17	$8,755	$10,818	$8,179
10/17	$8,947	$10,831	$8,355
11/17	$8,883	$10,815	$8,316
12/17	$9,120	$10,863	$8,564
1/18	$9,254	$10,758	$8,734
2/18	$9,103	$10,656	$8,583
3/18	$9,002	$10,710	$8,530
4/18	$9,204	$10,638	$8,750
5/18	$9,372	$10,696	$8,874
6/18	$9,019	$10,681	$8,564
7/18	$8,750	$10,703	$8,381
8/18	$8,581	$10,756	$8,233
9/18	$8,716	$10,710	$8,391
10/18	$8,548	$10,620	$8,210
11/18	$8,480	$10,668	$8,164
12/18	$8,245	$10,835	$7,601
1/19	$8,667	$10,984	$8,015
2/19	$8,802	$10,996	$8,096
3/19	$8,752	$11,195	$8,082
4/19	$8,684	$11,210	$8,048
5/19	$8,414	$11,382	$7,777
6/19	$8,633	$11,543	$7,986
7/19	$8,616	$11,578	$7,932
8/19	$8,448	$11,840	$7,748
9/19	$8,583	$11,788	$7,839
10/19	$8,802	$11,826	$7,998
11/19	$8,600	$11,824	$7,793
12/19	$9,002	$11,842	$8,186
1/20	$8,455	$12,054	$7,584
2/20	$8,097	$12,235	$7,201
3/20	$7,072	$11,996	$6,279
4/20	$7,123	$12,236	$6,182
5/20	$7,618	$12,350	$6,451
6/20	$7,892	$12,453	$6,598
7/20	$8,421	$12,672	$6,974
8/20	$8,951	$12,599	$7,446
9/20	$8,694	$12,576	$7,197
10/20	$8,626	$12,531	$7,298
11/20	$9,241	$12,695	$7,554
12/20	$9,698	$12,739	$7,930
1/21	$9,945	$12,659	$8,138
2/21	$10,614	$12,495	$8,665
3/21	$10,420	$12,350	$8,479
4/21	$11,247	$12,454	$9,182
5/21	$11,634	$12,501	$9,432
6/21	$11,740	$12,592	$9,607
7/21	$12,022	$12,719	$9,784
8/21	$12,022	$12,710	$9,755
9/21	$12,250	$12,602	$10,240
10/21	$12,673	$12,591	$10,505
11/21	$11,986	$12,607	$9,737
12/21	$12,569	$12,598	$10,080
1/22	$13,392	$12,322	$10,965
2/22	$14,216	$12,154	$11,648
3/22	$15,420	$11,828	$12,655
4/22	$15,822	$11,387	$13,179
5/22	$15,882	$11,449	$13,380
6/22	$14,356	$11,221	$11,938
7/22	$14,698	$11,503	$12,447
8/22	$14,477	$11,204	$12,458
9/22	$13,714	$10,721	$11,448
10/22	$13,894	$10,603	$11,676
11/22	$14,698	$10,999	$11,996
12/22	$14,713	$10,961	$11,702
1/23	$15,059	$11,301	$11,645
2/23	$14,274	$11,024	$11,098
3/23	$14,413	$11,282	$11,075
4/23	$14,297	$11,351	$10,991
5/23	$13,535	$11,233	$10,372
6/23	$13,928	$11,216	$10,791
7/23	$14,898	$11,227	$11,466
8/23	$14,736	$11,160	$11,378
9/23	$14,505	$10,893	$11,299
10/23	$14,436	$10,730	$11,329
11/23	$14,228	$11,213	$11,074
12/23	$13,998	$11,638	$10,776
1/24	$14,189	$11,610	$10,819
2/24	$14,117	$11,471	$10,660
3/24	$14,786	$11,584	$11,013
4/24	$15,359	$11,313	$11,309
5/24	$15,574	$11,500	$11,507
6/24	$15,311	$11,606	$11,330
7/24	$14,810	$11,869	$10,873
8/24	$14,858	$12,044	$10,878
9/24	$15,502	$12,209	$11,407
10/24	$15,264	$11,932	$11,196
11/24	$15,407	$12,057	$11,241
12/24	$15,345	$11,875	$11,356

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	9.69%	11.26%	4.72%
Class A with 3.25% Maximum Sales Charge	6.07%	10.51%	4.37%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg Commodity Index Total Return	5.38%	6.76%	1.28%

AssetsNet	$ 1,430,233,441
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 7,020,256
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,430,233,441
# of Portfolio Holdings (including derivatives)	88
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$7,020,256

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments - other	4.7%
Exchange-Traded Funds	6.4%
Short-Term Investments - U.S. Treasury Obligations	88.9%

Commodity Exposure (% of net assets)

Agriculture	26.6%
Energy	25.7%
Industrial Metals	23.8%
Precious Metals	17.5%
Livestock	6.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000101132
Shareholder Report [Line Items]
Fund Name	Parametric Commodity Strategy Fund
Class Name	Class I
Trading Symbol	EIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Commodity Index Total Return (the Index):

↑ The Fund’s exposure to cocoa helped Index-relative returns amid adverse weather conditions in the Ivory Coast and Ghana that sent commodity prices soaring during the period

↑ The Fund’s exposure to Robusta coffee contributed to Index-relative performance, as poor weather conditions in key growing regions generated crop shortages

↑ Contract selections in natural gas contributed to Fund performance relative to the Index ― primarily the result of a significant drop in natural gas spot prices during the first quarter of 2024

↓ The Fund’s underweight exposure to gold detracted from Index-relative returns, as the U.S. Federal Reserve’s easing monetary policy helped lift gold prices

↓ An underweight exposure to crude oil hurt Index-relative returns, as oil prices increased due, in part, to escalating geopolitical tensions in the Middle East

↓ The Fund’s exposure to palladium hampered Index-relative returns, partially due to the market’s expectation of a 2025 inventory surplus of the precious metal

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg Commodity Index Total Return
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$964,506	$1,019,035	$966,598
2/15	$983,025	$1,013,096	$991,500
3/15	$941,359	$1,017,278	$940,574
4/15	$992,282	$1,016,097	$994,505
5/15	$964,505	$1,014,320	$967,672
6/15	$962,961	$1,002,999	$984,387
7/15	$884,256	$1,008,840	$879,855
8/15	$867,280	$1,005,867	$871,771
9/15	$847,219	$1,009,805	$841,981
10/15	$847,217	$1,013,032	$838,224
11/15	$790,117	$1,009,338	$777,417
12/15	$777,773	$1,004,296	$753,428
1/16	$760,799	$1,015,382	$740,766
2/16	$768,516	$1,022,595	$728,717
3/16	$800,923	$1,035,127	$756,566
4/16	$858,020	$1,042,180	$820,966
5/16	$839,501	$1,042,994	$819,415
6/16	$878,084	$1,061,356	$853,263
7/16	$859,565	$1,070,102	$809,649
8/16	$847,219	$1,071,256	$795,382
9/16	$871,908	$1,071,510	$820,293
10/16	$868,821	$1,064,402	$816,286
11/16	$887,340	$1,040,477	$827,172
12/16	$886,978	$1,043,568	$842,081
1/17	$913,309	$1,047,250	$843,222
2/17	$916,599	$1,055,330	$844,983
3/17	$896,851	$1,054,976	$822,494
4/17	$878,748	$1,063,730	$810,110
5/17	$870,520	$1,071,937	$799,350
6/17	$867,229	$1,071,028	$797,813
7/17	$896,849	$1,076,363	$815,853
8/17	$914,949	$1,085,649	$819,141
9/17	$910,012	$1,081,828	$817,920
10/17	$931,405	$1,083,127	$835,459
11/17	$924,821	$1,081,488	$831,605
12/17	$949,589	$1,086,256	$856,433
1/18	$963,453	$1,075,803	$873,441
2/18	$947,857	$1,065,602	$858,335
3/18	$937,458	$1,070,977	$853,000
4/18	$958,253	$1,063,831	$875,046
5/18	$975,582	$1,069,632	$887,442
6/18	$939,193	$1,068,081	$856,417
7/18	$911,469	$1,070,316	$838,139
8/18	$895,873	$1,075,589	$823,299
9/18	$908,005	$1,070,981	$839,087
10/18	$892,410	$1,062,021	$820,973
11/18	$883,747	$1,066,798	$816,350
12/18	$859,929	$1,083,488	$760,123
1/19	$905,372	$1,098,427	$801,523
2/19	$919,354	$1,099,625	$809,637
3/19	$914,110	$1,119,481	$808,192
4/19	$905,373	$1,121,048	$804,785
5/19	$879,154	$1,138,221	$777,708
6/19	$901,875	$1,154,320	$798,593
7/19	$900,125	$1,157,756	$793,222
8/19	$882,648	$1,183,953	$774,823
9/19	$896,632	$1,178,824	$783,924
10/19	$919,355	$1,182,633	$799,775
11/19	$898,380	$1,182,396	$779,296
12/19	$942,321	$1,184,158	$818,583
1/20	$883,759	$1,205,411	$758,361
2/20	$846,491	$1,223,460	$720,138
3/20	$738,241	$1,199,562	$627,895
4/20	$745,341	$1,223,591	$618,235
5/20	$796,804	$1,235,019	$645,069
6/20	$825,197	$1,245,324	$659,792
7/20	$881,986	$1,267,199	$697,449
8/20	$936,998	$1,259,892	$744,619
9/20	$910,379	$1,257,621	$719,664
10/20	$903,282	$1,253,126	$729,802
11/20	$967,170	$1,269,479	$755,436
12/20	$1,015,753	$1,273,862	$793,012
1/21	$1,041,374	$1,265,856	$813,834
2/21	$1,112,752	$1,249,522	$866,493
3/21	$1,092,622	$1,234,981	$847,890
4/21	$1,180,470	$1,245,366	$918,186
5/21	$1,220,736	$1,250,116	$943,237
6/21	$1,231,716	$1,259,230	$960,699
7/21	$1,260,996	$1,271,874	$978,362
8/21	$1,260,996	$1,271,025	$975,469
9/21	$1,286,618	$1,260,171	$1,024,001
10/21	$1,328,713	$1,259,141	$1,050,462
11/21	$1,257,336	$1,260,662	$973,667
12/21	$1,318,492	$1,259,812	$1,007,991
1/22	$1,406,252	$1,232,192	$1,096,480
2/22	$1,494,012	$1,215,392	$1,164,788
3/22	$1,621,474	$1,182,784	$1,265,507
4/22	$1,663,264	$1,138,670	$1,317,908
5/22	$1,669,533	$1,144,935	$1,338,005
6/22	$1,508,639	$1,122,056	$1,193,841
7/22	$1,546,251	$1,150,267	$1,244,729
8/22	$1,523,266	$1,120,364	$1,245,825
9/22	$1,441,774	$1,072,095	$1,144,808
10/22	$1,462,670	$1,060,331	$1,167,603
11/22	$1,546,251	$1,099,867	$1,199,573
12/22	$1,550,055	$1,096,132	$1,170,209
1/23	$1,583,752	$1,130,134	$1,164,475
2/23	$1,501,917	$1,102,365	$1,109,757
3/23	$1,516,359	$1,128,225	$1,107,471
4/23	$1,504,324	$1,135,118	$1,099,149
5/23	$1,424,896	$1,123,349	$1,037,198
6/23	$1,468,220	$1,121,603	$1,079,093
7/23	$1,571,718	$1,122,718	$1,146,605
8/23	$1,552,462	$1,115,957	$1,137,820
9/23	$1,530,800	$1,089,347	$1,129,920
10/23	$1,521,172	$1,072,965	$1,132,921
11/23	$1,501,917	$1,121,254	$1,107,400
12/23	$1,477,358	$1,163,799	$1,077,615
1/24	$1,497,322	$1,161,014	$1,081,903
2/24	$1,489,835	$1,147,094	$1,065,988
3/24	$1,562,206	$1,158,357	$1,101,253
4/24	$1,622,099	$1,131,288	$1,130,887
5/24	$1,647,054	$1,150,040	$1,150,741
6/24	$1,619,603	$1,160,553	$1,133,042
7/24	$1,564,701	$1,186,895	$1,087,312
8/24	$1,569,693	$1,204,368	$1,087,841
9/24	$1,639,568	$1,220,886	$1,140,727
10/24	$1,614,612	$1,193,156	$1,119,587
11/24	$1,629,585	$1,205,735	$1,124,141
12/24	$1,625,589	$1,187,525	$1,135,599

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	10.03%	11.51%	4.97%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg Commodity Index Total Return	5.38%	6.76%	1.28%

AssetsNet	$ 1,430,233,441
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 7,020,256
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,430,233,441
# of Portfolio Holdings (including derivatives)	88
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$7,020,256

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments - other	4.7%
Exchange-Traded Funds	6.4%
Short-Term Investments - U.S. Treasury Obligations	88.9%

Commodity Exposure (% of net assets)

Agriculture	26.6%
Energy	25.7%
Industrial Metals	23.8%
Precious Metals	17.5%
Livestock	6.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000014418
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class A
Trading Symbol	EAERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	0.98%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as NVIDIA’s stock price soared

↑ An overweight position in Broadcom, Inc. aided relative returns as its stock price doubled on AI-driven demand for its semiconductor and software products

↑ An overweight position in global retail and grocery giant Walmart, Inc. rose in value as its core U.S. retail business gained market share during the period

↑ Among sectors, stock selections and underweight exposures to health care and consumer staples, and stock selections in information technology, helped returns

↓ An overweight position in energy exploration and production firm ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ An overweight position in managed care company Elevance Health, Inc. — sold during the period — hurt returns as rising Medicaid costs depressed its stock price

↓ An underweight position in electric car maker Tesla Inc. hurt relative returns as its stock rose on optimism over the potential launch of an autonomous vehicle

↓ Among sectors, stock selections in energy and real estate detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index
12/14	$10,000	$10,000
1/15	$9,342	$9,700
2/15	$9,868	$10,257
3/15	$9,832	$10,095
4/15	$9,868	$10,192
5/15	$10,071	$10,323
6/15	$9,922	$10,123
7/15	$10,133	$10,335
8/15	$9,582	$9,712
9/15	$9,247	$9,471
10/15	$10,021	$10,270
11/15	$10,052	$10,301
12/15	$9,902	$10,138
1/16	$9,465	$9,635
2/16	$9,354	$9,622
3/16	$9,968	$10,275
4/16	$9,929	$10,315
5/16	$10,098	$10,500
6/16	$10,132	$10,527
7/16	$10,447	$10,915
8/16	$10,401	$10,931
9/16	$10,355	$10,933
10/16	$10,152	$10,733
11/16	$10,375	$11,131
12/16	$10,575	$11,351
1/17	$10,703	$11,566
2/17	$11,086	$12,025
3/17	$11,079	$12,039
4/17	$11,180	$12,163
5/17	$11,395	$12,334
6/17	$11,529	$12,411
7/17	$11,726	$12,667
8/17	$11,733	$12,705
9/17	$11,918	$12,967
10/17	$12,191	$13,270
11/17	$12,472	$13,677
12/17	$12,680	$13,829
1/18	$13,275	$14,621
2/18	$12,818	$14,082
3/18	$12,550	$13,724
4/18	$12,673	$13,777
5/18	$12,963	$14,108
6/18	$12,999	$14,195
7/18	$13,499	$14,724
8/18	$13,846	$15,203
9/18	$13,890	$15,290
10/18	$12,985	$14,245
11/18	$13,211	$14,535
12/18	$11,933	$13,223
1/19	$12,930	$14,282
2/19	$13,384	$14,741
3/19	$13,749	$15,027
4/19	$14,349	$15,636
5/19	$13,757	$14,642
6/19	$14,600	$15,674
7/19	$14,925	$15,899
8/19	$14,852	$15,648
9/19	$14,908	$15,940
10/19	$15,143	$16,286
11/19	$15,638	$16,877
12/19	$16,110	$17,386
1/20	$16,178	$17,379
2/20	$14,837	$15,949
3/20	$12,974	$13,979
4/20	$14,753	$15,771
5/20	$15,470	$16,522
6/20	$15,798	$16,850
7/20	$16,827	$17,801
8/20	$17,985	$19,080
9/20	$17,237	$18,355
10/20	$16,807	$17,867
11/20	$18,329	$19,823
12/20	$19,045	$20,585
1/21	$18,692	$20,377
2/21	$19,312	$20,939
3/21	$19,820	$21,856
4/21	$21,111	$23,022
5/21	$21,086	$23,183
6/21	$21,602	$23,724
7/21	$22,024	$24,288
8/21	$22,558	$25,026
9/21	$21,335	$23,863
10/21	$22,704	$25,534
11/21	$22,412	$25,357
12/21	$23,384	$26,494
1/22	$21,765	$25,123
2/22	$21,542	$24,371
3/22	$22,288	$25,276
4/22	$20,456	$23,071
5/22	$20,311	$23,114
6/22	$18,973	$21,206
7/22	$20,514	$23,161
8/22	$19,748	$22,217
9/22	$18,197	$20,170
10/22	$19,467	$21,804
11/22	$20,553	$23,022
12/22	$19,460	$21,696
1/23	$20,326	$23,059
2/23	$19,637	$22,496
3/23	$20,570	$23,322
4/23	$20,859	$23,686
5/23	$20,848	$23,789
6/23	$22,114	$25,361
7/23	$22,792	$26,176
8/23	$22,714	$25,759
9/23	$21,526	$24,531
10/23	$21,159	$24,015
11/23	$23,158	$26,208
12/23	$24,133	$27,399
1/24	$24,981	$27,859
2/24	$26,638	$29,347
3/24	$27,303	$30,291
4/24	$26,116	$29,054
5/24	$27,773	$30,494
6/24	$29,130	$31,589
7/24	$29,208	$31,973
8/24	$30,278	$32,749
9/24	$30,773	$33,448
10/24	$30,643	$33,145
11/24	$32,117	$35,090
12/24	$31,503	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	30.54%	14.34%	12.76%
Class A with 5.25% Maximum Sales Charge	23.65%	13.11%	12.15%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 98,539,271
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 464,616
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$98,539,271
# of Portfolio Holdings (for Stock Portfolio)	56
Portfolio Turnover Rate (for Stock Portfolio)	44%
Total Advisory Fees Paid	$464,616

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Utilities	0.8%
Materials	1.7%
Energy	2.1%
Real Estate	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.8%
Industrials	10.2%
Health Care	10.3%
Communication Services	11.1%
Financials	14.5%
Information Technology	33.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.7%
Microsoft Corp.	7.6%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	5.4%
Alphabet, Inc., Class C	4.5%
Broadcom, Inc.	3.6%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.2%
ConocoPhillips	2.1%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081632
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class C
Trading Symbol	ECERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.73%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as NVIDIA’s stock price soared

↑ An overweight position in Broadcom, Inc. aided relative returns as its stock price doubled on AI-driven demand for its semiconductor and software products

↑ An overweight position in global retail and grocery giant Walmart, Inc. rose in value as its core U.S. retail business gained market share during the period

↑ Among sectors, stock selections and underweight exposures to health care and consumer staples, and stock selections in information technology, helped returns

↓ An overweight position in energy exploration and production firm ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ An overweight position in managed care company Elevance Health, Inc. — sold during the period — hurt returns as rising Medicaid costs depressed its stock price

↓ An underweight position in electric car maker Tesla Inc. hurt relative returns as its stock rose on optimism over the potential launch of an autonomous vehicle

↓ Among sectors, stock selections in energy and real estate detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
12/14	$10,000	$10,000
1/15	$9,857	$9,700
2/15	$10,402	$10,257
3/15	$10,357	$10,095
4/15	$10,389	$10,192
5/15	$10,597	$10,323
6/15	$10,437	$10,123
7/15	$10,650	$10,335
8/15	$10,065	$9,712
9/15	$9,706	$9,471
10/15	$10,517	$10,270
11/15	$10,544	$10,301
12/15	$10,377	$10,138
1/16	$9,916	$9,635
2/16	$9,790	$9,622
3/16	$10,425	$10,275
4/16	$10,377	$10,315
5/16	$10,551	$10,500
6/16	$10,576	$10,527
7/16	$10,899	$10,915
8/16	$10,843	$10,931
9/16	$10,794	$10,933
10/16	$10,576	$10,733
11/16	$10,794	$11,131
12/16	$10,999	$11,351
1/17	$11,128	$11,566
2/17	$11,513	$12,025
3/17	$11,499	$12,039
4/17	$11,599	$12,163
5/17	$11,813	$12,334
6/17	$11,941	$12,411
7/17	$12,146	$12,667
8/17	$12,146	$12,705
9/17	$12,320	$12,967
10/17	$12,596	$13,270
11/17	$12,887	$13,677
12/17	$13,083	$13,829
1/18	$13,695	$14,621
2/18	$13,213	$14,082
3/18	$12,930	$13,724
4/18	$13,045	$13,777
5/18	$13,336	$14,108
6/18	$13,366	$14,195
7/18	$13,871	$14,724
8/18	$14,221	$15,203
9/18	$14,260	$15,290
10/18	$13,321	$14,245
11/18	$13,544	$14,535
12/18	$12,220	$13,223
1/19	$13,240	$14,282
2/19	$13,698	$14,741
3/19	$14,064	$15,027
4/19	$14,667	$15,636
5/19	$14,055	$14,642
6/19	$14,896	$15,674
7/19	$15,219	$15,899
8/19	$15,143	$15,648
9/19	$15,185	$15,940
10/19	$15,415	$16,286
11/19	$15,908	$16,877
12/19	$16,380	$17,386
1/20	$16,442	$17,379
2/20	$15,069	$15,949
3/20	$13,167	$13,979
4/20	$14,963	$15,771
5/20	$15,685	$16,522
6/20	$16,002	$16,850
7/20	$17,041	$17,801
8/20	$18,197	$19,080
9/20	$17,433	$18,355
10/20	$16,984	$17,867
11/20	$18,511	$19,823
12/20	$19,224	$20,585
1/21	$18,856	$20,377
2/21	$19,467	$20,939
3/21	$19,961	$21,856
4/21	$21,255	$23,022
5/21	$21,219	$23,183
6/21	$21,722	$23,724
7/21	$22,135	$24,288
8/21	$22,656	$25,026
9/21	$21,416	$23,863
10/21	$22,773	$25,534
11/21	$22,467	$25,357
12/21	$23,430	$26,494
1/22	$21,786	$25,123
2/22	$21,554	$24,371
3/22	$22,280	$25,276
4/22	$20,444	$23,071
5/22	$20,283	$23,114
6/22	$18,931	$21,206
7/22	$20,454	$23,161
8/22	$19,678	$22,217
9/22	$18,124	$20,170
10/22	$19,385	$21,804
11/22	$20,454	$23,022
12/22	$19,339	$21,696
1/23	$20,191	$23,059
2/23	$19,500	$22,496
3/23	$20,410	$23,322
4/23	$20,687	$23,686
5/23	$20,664	$23,789
6/23	$21,896	$25,361
7/23	$22,564	$26,176
8/23	$22,472	$25,759
9/23	$21,286	$24,531
10/23	$20,905	$24,015
11/23	$22,864	$26,208
12/23	$23,811	$27,399
1/24	$24,642	$27,859
2/24	$26,248	$29,347
3/24	$26,888	$30,291
4/24	$25,704	$29,054
5/24	$27,324	$30,494
6/24	$28,631	$31,589
7/24	$28,699	$31,973
8/24	$29,720	$32,749
9/24	$30,196	$33,448
10/24	$30,047	$33,145
11/24	$31,476	$35,090
12/24	$31,308	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	29.61%	13.49%	12.08%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	28.61%	13.49%	12.08%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 98,539,271
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 464,616
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$98,539,271
# of Portfolio Holdings (for Stock Portfolio)	56
Portfolio Turnover Rate (for Stock Portfolio)	44%
Total Advisory Fees Paid	$464,616

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Utilities	0.8%
Materials	1.7%
Energy	2.1%
Real Estate	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.8%
Industrials	10.2%
Health Care	10.3%
Communication Services	11.1%
Financials	14.5%
Information Technology	33.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.7%
Microsoft Corp.	7.6%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	5.4%
Alphabet, Inc., Class C	4.5%
Broadcom, Inc.	3.6%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.2%
ConocoPhillips	2.1%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000047558
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class I
Trading Symbol	EIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.73%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as NVIDIA’s stock price soared

↑ An overweight position in Broadcom, Inc. aided relative returns as its stock price doubled on AI-driven demand for its semiconductor and software products

↑ An overweight position in global retail and grocery giant Walmart, Inc. rose in value as its core U.S. retail business gained market share during the period

↑ Among sectors, stock selections and underweight exposures to health care and consumer staples, and stock selections in information technology, helped returns

↓ An overweight position in energy exploration and production firm ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ An overweight position in managed care company Elevance Health, Inc. — sold during the period — hurt returns as rising Medicaid costs depressed its stock price

↓ An underweight position in electric car maker Tesla Inc. hurt relative returns as its stock rose on optimism over the potential launch of an autonomous vehicle

↓ Among sectors, stock selections in energy and real estate detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index
12/14	$1,000,000	$1,000,000
1/15	$986,615	$969,981
2/15	$1,042,096	$1,025,727
3/15	$1,038,278	$1,009,506
4/15	$1,042,741	$1,019,190
5/15	$1,064,265	$1,032,296
6/15	$1,049,229	$1,012,313
7/15	$1,071,450	$1,033,522
8/15	$1,013,926	$971,166
9/15	$977,978	$947,136
10/15	$1,060,349	$1,027,030
11/15	$1,064,267	$1,030,085
12/15	$1,048,290	$1,013,838
1/16	$1,001,997	$963,527
2/16	$990,257	$962,227
3/16	$1,055,910	$1,027,503
4/16	$1,051,764	$1,031,487
5/16	$1,069,730	$1,050,010
6/16	$1,074,128	$1,052,731
7/16	$1,107,452	$1,091,544
8/16	$1,102,593	$1,093,076
9/16	$1,098,422	$1,093,283
10/16	$1,076,896	$1,073,340
11/16	$1,100,511	$1,113,091
12/16	$1,122,228	$1,135,093
1/17	$1,136,477	$1,156,621
2/17	$1,176,380	$1,202,546
3/17	$1,176,373	$1,203,949
4/17	$1,187,054	$1,216,313
5/17	$1,209,855	$1,233,430
6/17	$1,224,821	$1,241,129
7/17	$1,246,659	$1,266,650
8/17	$1,247,380	$1,270,527
9/17	$1,266,239	$1,296,736
10/17	$1,295,999	$1,326,995
11/17	$1,326,475	$1,367,694
12/17	$1,348,248	$1,382,901
1/18	$1,413,012	$1,462,078
2/18	$1,363,667	$1,408,190
3/18	$1,335,913	$1,372,403
4/18	$1,349,008	$1,377,669
5/18	$1,379,846	$1,410,846
6/18	$1,384,474	$1,419,530
7/18	$1,437,656	$1,472,355
8/18	$1,474,482	$1,520,333
9/18	$1,479,902	$1,528,986
10/18	$1,383,762	$1,424,480
11/18	$1,408,559	$1,453,508
12/18	$1,272,362	$1,322,270
1/19	$1,378,685	$1,428,231
2/19	$1,427,956	$1,474,089
3/19	$1,466,861	$1,502,733
4/19	$1,531,702	$1,563,578
5/19	$1,468,591	$1,464,216
6/19	$1,558,483	$1,567,408
7/19	$1,593,919	$1,589,935
8/19	$1,587,006	$1,564,750
9/19	$1,593,050	$1,594,027
10/19	$1,618,106	$1,628,553
11/19	$1,670,839	$1,687,668
12/19	$1,721,683	$1,738,605
1/20	$1,729,804	$1,737,924
2/20	$1,586,545	$1,594,859
3/20	$1,387,440	$1,397,874
4/20	$1,578,437	$1,577,072
5/20	$1,655,928	$1,652,185
6/20	$1,691,066	$1,685,042
7/20	$1,801,898	$1,780,054
8/20	$1,925,704	$1,908,005
9/20	$1,846,694	$1,835,507
10/20	$1,800,748	$1,786,694
11/20	$1,963,351	$1,982,273
12/20	$2,040,667	$2,058,487
1/21	$2,003,803	$2,037,705
2/21	$2,070,182	$2,093,895
3/21	$2,125,489	$2,185,598
4/21	$2,264,732	$2,302,241
5/21	$2,261,987	$2,318,321
6/21	$2,318,214	$2,372,442
7/21	$2,363,383	$2,428,799
8/21	$2,421,477	$2,502,648
9/21	$2,290,536	$2,386,250
10/21	$2,438,075	$2,553,435
11/21	$2,406,723	$2,535,743
12/21	$2,512,397	$2,649,385
1/22	$2,338,590	$2,512,287
2/22	$2,315,693	$2,437,066
3/22	$2,395,831	$2,527,553
4/22	$2,200,168	$2,307,145
5/22	$2,184,557	$2,311,378
6/22	$2,040,932	$2,120,588
7/22	$2,207,454	$2,316,116
8/22	$2,125,234	$2,221,660
9/22	$1,958,712	$2,017,049
10/22	$2,096,092	$2,180,352
11/22	$2,213,698	$2,302,198
12/22	$2,094,783	$2,169,558
1/23	$2,189,239	$2,305,880
2/23	$2,116,305	$2,249,619
3/23	$2,216,739	$2,332,212
4/23	$2,249,022	$2,368,614
5/23	$2,247,826	$2,378,910
6/23	$2,384,131	$2,536,097
7/23	$2,459,457	$2,617,569
8/23	$2,451,087	$2,575,893
9/23	$2,323,152	$2,453,080
10/23	$2,283,696	$2,401,500
11/23	$2,498,913	$2,620,818
12/23	$2,606,015	$2,739,884
1/24	$2,698,886	$2,785,925
2/24	$2,877,593	$2,934,682
3/24	$2,949,356	$3,029,104
4/24	$2,821,307	$2,905,381
5/24	$3,001,420	$3,049,444
6/24	$3,147,763	$3,158,864
7/24	$3,159,020	$3,197,315
8/24	$3,274,405	$3,274,872
9/24	$3,327,876	$3,344,813
10/24	$3,315,212	$3,314,481
11/24	$3,475,625	$3,509,044
12/24	$3,411,187	$3,425,395

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	30.89%	14.64%	13.04%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 98,539,271
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 464,616
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$98,539,271
# of Portfolio Holdings (for Stock Portfolio)	56
Portfolio Turnover Rate (for Stock Portfolio)	44%
Total Advisory Fees Paid	$464,616

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Utilities	0.8%
Materials	1.7%
Energy	2.1%
Real Estate	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.8%
Industrials	10.2%
Health Care	10.3%
Communication Services	11.1%
Financials	14.5%
Information Technology	33.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.7%
Microsoft Corp.	7.6%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	5.4%
Alphabet, Inc., Class C	4.5%
Broadcom, Inc.	3.6%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.2%
ConocoPhillips	2.1%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014485
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class A
Trading Symbol	ETTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.72%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↑ An overweight position in online streaming service Netflix Inc. rose in value, driven by better-than-expected subscriber and revenue growth, and higher profits ↑ An overweight position in Meta Platforms Inc. — parent of Facebook and Instagram — grew in value as artificial intelligence (AI) investments drove revenue growth ↑ An overweight position in cloud-networking firm Arista Networks Inc. rose in value as data centers raised spending to meet computing demand from AI applications ↑ Among sectors, stock selections and an overweight exposure to communication services, and stock selections in health care and consumer staples helped returns ↓ An underweight position in electric car maker Tesla Inc. — sold by period-end — hurt returns as its stock price rose over optimism about autonomous vehicles ↓ An underweight position in Broadcom Inc. detracted from returns as its stock price doubled on AI-driven demand for its semiconductor and software products ↓ An overweight position in athletic apparel giant Nike Inc. lost value as the firm had trouble with increased competition and its shift to more wholesale sales ↓ Among sectors, stock selections in industrials, consumer discretionary, and information technology hurt Fund returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index
12/14	$10,000	$10,000
1/15	$9,163	$9,700
2/15	$9,714	$10,257
3/15	$9,582	$10,095
4/15	$9,643	$10,192
5/15	$9,772	$10,323
6/15	$9,616	$10,123
7/15	$9,845	$10,335
8/15	$9,222	$9,712
9/15	$9,020	$9,471
10/15	$9,789	$10,270
11/15	$9,867	$10,301
12/15	$9,679	$10,138
1/16	$9,145	$9,635
2/16	$9,064	$9,622
3/16	$9,613	$10,275
4/16	$9,687	$10,315
5/16	$9,812	$10,500
6/16	$9,758	$10,527
7/16	$10,160	$10,915
8/16	$10,184	$10,931
9/16	$10,145	$10,933
10/16	$9,941	$10,733
11/16	$10,347	$11,131
12/16	$10,520	$11,351
1/17	$10,687	$11,566
2/17	$11,114	$12,025
3/17	$11,132	$12,039
4/17	$11,233	$12,163
5/17	$11,363	$12,334
6/17	$11,465	$12,411
7/17	$11,674	$12,667
8/17	$11,674	$12,705
9/17	$11,965	$12,967
10/17	$12,246	$13,270
11/17	$12,662	$13,677
12/17	$12,872	$13,829
1/18	$13,723	$14,621
2/18	$13,251	$14,082
3/18	$12,810	$13,724
4/18	$12,868	$13,777
5/18	$13,202	$14,108
6/18	$13,194	$14,195
7/18	$13,674	$14,724
8/18	$14,156	$15,203
9/18	$14,188	$15,290
10/18	$13,172	$14,245
11/18	$13,388	$14,535
12/18	$12,183	$13,223
1/19	$13,171	$14,282
2/19	$13,670	$14,741
3/19	$13,876	$15,027
4/19	$14,524	$15,636
5/19	$13,415	$14,642
6/19	$14,317	$15,674
7/19	$14,608	$15,899
8/19	$14,263	$15,648
9/19	$14,466	$15,940
10/19	$14,735	$16,286
11/19	$15,373	$16,877
12/19	$15,771	$17,386
1/20	$15,738	$17,379
2/20	$14,437	$15,949
3/20	$12,665	$13,979
4/20	$14,335	$15,771
5/20	$15,160	$16,522
6/20	$15,479	$16,850
7/20	$16,342	$17,801
8/20	$17,593	$19,080
9/20	$16,960	$18,355
10/20	$16,582	$17,867
11/20	$18,594	$19,823
12/20	$19,404	$20,585
1/21	$19,183	$20,377
2/21	$19,854	$20,939
3/21	$20,416	$21,856
4/21	$21,470	$23,022
5/21	$21,561	$23,183
6/21	$22,262	$23,724
7/21	$22,696	$24,288
8/21	$23,405	$25,026
9/21	$22,164	$23,863
10/21	$23,559	$25,534
11/21	$23,287	$25,357
12/21	$24,193	$26,494
1/22	$22,695	$25,123
2/22	$22,024	$24,371
3/22	$22,705	$25,276
4/22	$20,503	$23,071
5/22	$20,361	$23,114
6/22	$18,788	$21,206
7/22	$20,544	$23,161
8/22	$19,799	$22,217
9/22	$18,037	$20,170
10/22	$19,448	$21,804
11/22	$20,554	$23,022
12/22	$19,327	$21,696
1/23	$20,513	$23,059
2/23	$20,069	$22,496
3/23	$20,920	$23,322
4/23	$21,333	$23,686
5/23	$21,434	$23,789
6/23	$22,769	$25,361
7/23	$23,565	$26,176
8/23	$23,282	$25,759
9/23	$22,216	$24,531
10/23	$21,837	$24,015
11/23	$23,812	$26,208
12/23	$24,785	$27,399
1/24	$25,388	$27,859
2/24	$26,766	$29,347
3/24	$27,534	$30,291
4/24	$26,406	$29,054
5/24	$27,789	$30,494
6/24	$29,003	$31,589
7/24	$29,074	$31,973
8/24	$29,894	$32,749
9/24	$30,264	$33,448
10/24	$30,042	$33,145
11/24	$31,757	$35,090
12/24	$31,012	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	25.16%	14.47%	12.58%
Class A with 5.25% Maximum Sales Charge	18.59%	13.25%	11.97%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 2,683,337,864
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 10,204,484
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,683,337,864
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	143
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%
Total Advisory Fees Paid	$10,204,484

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Other	0.0%Footnote Reference*
Real Estate	0.3%
Utilities	0.8%
Materials	1.8%
Energy	2.9%
Consumer Staples	5.7%
Industrials	8.3%
Health Care	10.8%
Consumer Discretionary	11.3%
Communication Services	12.5%
Financials	13.7%
Information Technology	31.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	8.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.4%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.8%
JPMorgan Chase & Co.	2.1%
Netflix, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Total	41.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014487
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class C
Trading Symbol	ECTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.47%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in electric car maker Tesla Inc. — sold by period-end — hurt returns as its stock price rose over optimism about autonomous vehicles ↓ An underweight position in Broadcom Inc. detracted from returns as its stock price doubled on AI-driven demand for its semiconductor and software products ↓ An overweight position in athletic apparel giant Nike Inc. lost value as the firm had trouble with increased competition and its shift to more wholesale sales ↓ Among sectors, stock selections in industrials, consumer discretionary, and information technology hurt Fund returns relative to the Index during the period ↑ An overweight position in online streaming service Netflix Inc. rose in value, driven by better-than-expected subscriber and revenue growth, and higher profits ↑ An overweight position in Meta Platforms Inc. — parent of Facebook and Instagram — grew in value as artificial intelligence (AI) investments drove revenue growth ↑ An overweight position in cloud-networking firm Arista Networks Inc. rose in value as data centers raised spending to meet computing demand from AI applications ↑ Among sectors, stock selections and an overweight exposure to communication services, and stock selections in health care and consumer staples helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
12/14	$10,000	$10,000
1/15	$9,664	$9,700
2/15	$10,242	$10,257
3/15	$10,097	$10,095
4/15	$10,154	$10,192
5/15	$10,282	$10,323
6/15	$10,114	$10,123
7/15	$10,348	$10,335
8/15	$9,684	$9,712
9/15	$9,467	$9,471
10/15	$10,267	$10,270
11/15	$10,342	$10,301
12/15	$10,139	$10,138
1/16	$9,573	$9,635
2/16	$9,484	$9,622
3/16	$10,051	$10,275
4/16	$10,122	$10,315
5/16	$10,246	$10,500
6/16	$10,182	$10,527
7/16	$10,595	$10,915
8/16	$10,615	$10,931
9/16	$10,566	$10,933
10/16	$10,348	$10,733
11/16	$10,763	$11,131
12/16	$10,935	$11,351
1/17	$11,102	$11,566
2/17	$11,542	$12,025
3/17	$11,551	$12,039
4/17	$11,651	$12,163
5/17	$11,778	$12,334
6/17	$11,872	$12,411
7/17	$12,082	$12,667
8/17	$12,077	$12,705
9/17	$12,367	$12,967
10/17	$12,652	$13,270
11/17	$13,071	$13,677
12/17	$13,282	$13,829
1/18	$14,149	$14,621
2/18	$13,653	$14,082
3/18	$13,189	$13,724
4/18	$13,241	$13,777
5/18	$13,575	$14,108
6/18	$13,561	$14,195
7/18	$14,045	$14,724
8/18	$14,529	$15,203
9/18	$14,554	$15,290
10/18	$13,503	$14,245
11/18	$13,716	$14,535
12/18	$12,486	$13,223
1/19	$13,473	$14,282
2/19	$13,978	$14,741
3/19	$14,177	$15,027
4/19	$14,832	$15,636
5/19	$13,686	$14,642
6/19	$14,598	$15,674
7/19	$14,887	$15,899
8/19	$14,527	$15,648
9/19	$14,726	$15,940
10/19	$14,985	$16,286
11/19	$15,629	$16,877
12/19	$16,025	$17,386
1/20	$15,978	$17,379
2/20	$14,650	$15,949
3/20	$12,841	$13,979
4/20	$14,530	$15,771
5/20	$15,355	$16,522
6/20	$15,669	$16,850
7/20	$16,532	$17,801
8/20	$17,784	$19,080
9/20	$17,132	$18,355
10/20	$16,743	$17,867
11/20	$18,762	$19,823
12/20	$19,568	$20,585
1/21	$19,331	$20,377
2/21	$19,998	$20,939
3/21	$20,552	$21,856
4/21	$21,597	$23,022
5/21	$21,675	$23,183
6/21	$22,368	$23,724
7/21	$22,790	$24,288
8/21	$23,488	$25,026
9/21	$22,227	$23,863
10/21	$23,612	$25,534
11/21	$23,324	$25,357
12/21	$24,218	$26,494
1/22	$22,703	$25,123
2/22	$22,019	$24,371
3/22	$22,686	$25,276
4/22	$20,473	$23,071
5/22	$20,317	$23,114
6/22	$18,738	$21,206
7/22	$20,475	$23,161
8/22	$19,719	$22,217
9/22	$17,956	$20,170
10/22	$19,347	$21,804
11/22	$20,435	$23,022
12/22	$19,203	$21,696
1/23	$20,369	$23,059
2/23	$19,913	$22,496
3/23	$20,747	$23,322
4/23	$21,142	$23,686
5/23	$21,229	$23,789
6/23	$22,539	$25,361
7/23	$23,312	$26,176
8/23	$23,018	$25,759
9/23	$21,950	$24,531
10/23	$21,561	$24,015
11/23	$23,497	$26,208
12/23	$24,441	$27,399
1/24	$25,021	$27,859
2/24	$26,363	$29,347
3/24	$27,101	$30,291
4/24	$25,976	$29,054
5/24	$27,318	$30,494
6/24	$28,495	$31,589
7/24	$28,544	$31,973
8/24	$29,332	$32,749
9/24	$29,679	$33,448
10/24	$29,442	$33,145
11/24	$31,101	$35,090
12/24	$30,820	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	24.23%	13.62%	11.90%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	23.23%	13.62%	11.90%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 2,683,337,864
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 10,204,484
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,683,337,864
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	143
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%
Total Advisory Fees Paid	$10,204,484

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Other	0.0%Footnote Reference*
Real Estate	0.3%
Utilities	0.8%
Materials	1.8%
Energy	2.9%
Consumer Staples	5.7%
Industrials	8.3%
Health Care	10.8%
Consumer Discretionary	11.3%
Communication Services	12.5%
Financials	13.7%
Information Technology	31.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	8.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.4%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.8%
JPMorgan Chase & Co.	2.1%
Netflix, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Total	41.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014488
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class I
Trading Symbol	EITMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.46%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↑ An overweight position in online streaming service Netflix Inc. rose in value, driven by better-than-expected subscriber and revenue growth, and higher profits ↑ An overweight position in Meta Platforms Inc. — parent of Facebook and Instagram — grew in value as artificial intelligence (AI) investments drove revenue growth ↑ An overweight position in cloud-networking firm Arista Networks Inc. rose in value as data centers raised spending to meet computing demand from AI applications ↑ Among sectors, stock selections and an overweight exposure to communication services, and stock selections in health care and consumer staples helped returns ↓ An underweight position in electric car maker Tesla Inc. — sold by period-end — hurt returns as its stock price rose over optimism about autonomous vehicles ↓ An underweight position in Broadcom Inc. detracted from returns as its stock price doubled on AI-driven demand for its semiconductor and software products ↓ An overweight position in athletic apparel giant Nike Inc. lost value as the firm had trouble with increased competition and its shift to more wholesale sales ↓ Among sectors, stock selections in industrials, consumer discretionary, and information technology hurt Fund returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index
12/14	$1,000,000	$1,000,000
1/15	$967,338	$969,981
2/15	$1,025,538	$1,025,727
3/15	$1,011,828	$1,009,506
4/15	$1,018,703	$1,019,190
5/15	$1,032,431	$1,032,296
6/15	$1,016,248	$1,012,313
7/15	$1,040,663	$1,033,522
8/15	$974,771	$971,166
9/15	$953,631	$947,136
10/15	$1,035,150	$1,027,030
11/15	$1,043,653	$1,030,085
12/15	$1,024,098	$1,013,838
1/16	$967,580	$963,527
2/16	$959,239	$962,227
3/16	$1,017,411	$1,027,503
4/16	$1,025,492	$1,031,487
5/16	$1,038,838	$1,050,010
6/16	$1,033,538	$1,052,731
7/16	$1,076,111	$1,091,544
8/16	$1,079,192	$1,093,076
9/16	$1,075,011	$1,093,283
10/16	$1,053,843	$1,073,340
11/16	$1,096,983	$1,113,091
12/16	$1,115,489	$1,135,093
1/17	$1,133,538	$1,156,621
2/17	$1,178,961	$1,202,546
3/17	$1,181,223	$1,203,949
4/17	$1,192,221	$1,216,313
5/17	$1,206,066	$1,233,430
6/17	$1,217,057	$1,241,129
7/17	$1,239,646	$1,266,650
8/17	$1,239,902	$1,270,527
9/17	$1,270,925	$1,296,736
10/17	$1,301,089	$1,326,995
11/17	$1,345,655	$1,367,694
12/17	$1,368,346	$1,382,901
1/18	$1,458,857	$1,462,078
2/18	$1,408,865	$1,408,190
3/18	$1,362,067	$1,372,403
4/18	$1,368,611	$1,377,669
5/18	$1,404,321	$1,410,846
6/18	$1,404,003	$1,419,530
7/18	$1,455,428	$1,472,355
8/18	$1,506,797	$1,520,333
9/18	$1,510,782	$1,528,986
10/18	$1,402,561	$1,424,480
11/18	$1,425,954	$1,453,508
12/18	$1,298,304	$1,322,270
1/19	$1,403,625	$1,428,231
2/19	$1,457,140	$1,474,089
3/19	$1,479,119	$1,502,733
4/19	$1,548,838	$1,563,578
5/19	$1,430,548	$1,464,216
6/19	$1,527,138	$1,567,408
7/19	$1,558,672	$1,589,935
8/19	$1,522,241	$1,564,750
9/19	$1,543,923	$1,594,027
10/19	$1,572,842	$1,628,553
11/19	$1,641,358	$1,687,668
12/19	$1,684,338	$1,738,605
1/20	$1,680,519	$1,737,924
2/20	$1,542,092	$1,594,859
3/20	$1,352,824	$1,397,874
4/20	$1,531,853	$1,577,072
5/20	$1,619,952	$1,652,185
6/20	$1,654,446	$1,685,042
7/20	$1,747,142	$1,780,054
8/20	$1,881,154	$1,908,005
9/20	$1,813,854	$1,835,507
10/20	$1,774,063	$1,786,694
11/20	$1,989,705	$1,982,273
12/20	$2,076,820	$2,058,487
1/21	$2,053,550	$2,037,705
2/21	$2,125,868	$2,093,895
3/21	$2,186,394	$2,185,598
4/21	$2,299,832	$2,302,241
5/21	$2,310,170	$2,318,321
6/21	$2,385,833	$2,372,442
7/21	$2,432,833	$2,428,799
8/21	$2,509,598	$2,502,648
9/21	$2,377,032	$2,386,250
10/21	$2,527,312	$2,553,435
11/21	$2,498,378	$2,535,743
12/21	$2,596,368	$2,649,385
1/22	$2,435,914	$2,512,287
2/22	$2,364,305	$2,437,066
3/22	$2,438,292	$2,527,553
4/22	$2,202,069	$2,307,145
5/22	$2,187,212	$2,311,378
6/22	$2,018,737	$2,120,588
7/22	$2,207,715	$2,316,116
8/22	$2,128,380	$2,221,660
9/22	$1,939,402	$2,017,049
10/22	$2,091,238	$2,180,352
11/22	$2,210,983	$2,302,198
12/22	$2,079,259	$2,169,558
1/23	$2,207,394	$2,305,880
2/23	$2,159,981	$2,249,619
3/23	$2,252,106	$2,332,212
4/23	$2,297,118	$2,368,614
5/23	$2,308,221	$2,378,910
6/23	$2,452,560	$2,536,097
7/23	$2,538,983	$2,617,569
8/23	$2,508,975	$2,575,893
9/23	$2,394,644	$2,453,080
10/23	$2,354,133	$2,401,500
11/23	$2,567,791	$2,620,818
12/23	$2,673,115	$2,739,884
1/24	$2,738,800	$2,785,925
2/24	$2,888,029	$2,934,682
3/24	$2,971,271	$3,029,104
4/24	$2,850,495	$2,905,381
5/24	$3,000,330	$3,049,444
6/24	$3,132,003	$3,158,864
7/24	$3,140,176	$3,197,315
8/24	$3,229,471	$3,274,872
9/24	$3,270,335	$3,344,813
10/24	$3,247,028	$3,314,481
11/24	$3,432,883	$3,509,044
12/24	$3,354,491	$3,425,395

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	25.48%	14.75%	12.85%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 2,683,337,864
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 10,204,484
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,683,337,864
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	143
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%
Total Advisory Fees Paid	$10,204,484

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Other	0.0%Footnote Reference*
Real Estate	0.3%
Utilities	0.8%
Materials	1.8%
Energy	2.9%
Consumer Staples	5.7%
Industrials	8.3%
Health Care	10.8%
Consumer Discretionary	11.3%
Communication Services	12.5%
Financials	13.7%
Information Technology	31.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	8.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.4%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.8%
JPMorgan Chase & Co.	2.1%
Netflix, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Total	41.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014466
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class A
Trading Symbol	EXTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.87%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in electric car maker Tesla Inc. — sold by period-end — hurt returns as its stock price rose over optimism about autonomous vehicles ↓ An underweight position in Broadcom Inc. detracted from returns as its stock price doubled on AI-driven demand for its semiconductor and software products ↓ An overweight position in athletic apparel giant Nike Inc. lost value as the firm had trouble with increased competition and its shift to more wholesale sales ↓ Among sectors, stock selections in industrials, consumer discretionary, and information technology hurt Fund returns relative to the Index during the period ↑ An overweight position in online streaming service Netflix Inc. rose in value, driven by better-than-expected subscriber and revenue growth, and higher profits ↑ An overweight position in Meta Platforms Inc. — parent of Facebook and Instagram — grew in value as artificial intelligence (AI) investments drove revenue growth ↑ An overweight position in cloud-networking firm Arista Networks Inc. rose in value as data centers raised spending to meet computing demand from AI applications ↑ Among sectors, stock selections and an overweight exposure to communication services, and stock selections in health care and consumer staples helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index
12/14	$10,000	$10,000
1/15	$9,161	$9,700
2/15	$9,713	$10,257
3/15	$9,578	$10,095
4/15	$9,643	$10,192
5/15	$9,767	$10,323
6/15	$9,610	$10,123
7/15	$9,838	$10,335
8/15	$9,215	$9,712
9/15	$9,009	$9,471
10/15	$9,778	$10,270
11/15	$9,854	$10,301
12/15	$9,667	$10,138
1/16	$9,132	$9,635
2/16	$9,050	$9,622
3/16	$9,596	$10,275
4/16	$9,667	$10,315
5/16	$9,793	$10,500
6/16	$9,738	$10,527
7/16	$10,137	$10,915
8/16	$10,159	$10,931
9/16	$10,115	$10,933
10/16	$9,913	$10,733
11/16	$10,317	$11,131
12/16	$10,487	$11,351
1/17	$10,652	$11,566
2/17	$11,077	$12,025
3/17	$11,093	$12,039
4/17	$11,193	$12,163
5/17	$11,325	$12,334
6/17	$11,419	$12,411
7/17	$11,628	$12,667
8/17	$11,628	$12,705
9/17	$11,915	$12,967
10/17	$12,191	$13,270
11/17	$12,604	$13,677
12/17	$12,810	$13,829
1/18	$13,655	$14,621
2/18	$13,182	$14,082
3/18	$12,744	$13,724
4/18	$12,799	$13,777
5/18	$13,127	$14,108
6/18	$13,121	$14,195
7/18	$13,594	$14,724
8/18	$14,071	$15,203
9/18	$14,105	$15,290
10/18	$13,088	$14,245
11/18	$13,305	$14,535
12/18	$12,106	$13,223
1/19	$13,086	$14,282
2/19	$13,579	$14,741
3/19	$13,780	$15,027
4/19	$14,424	$15,636
5/19	$13,321	$14,642
6/19	$14,217	$15,674
7/19	$14,502	$15,899
8/19	$14,161	$15,648
9/19	$14,362	$15,940
10/19	$14,625	$16,286
11/19	$15,258	$16,877
12/19	$15,652	$17,386
1/20	$15,612	$17,379
2/20	$14,321	$15,949
3/20	$12,563	$13,979
4/20	$14,220	$15,771
5/20	$15,032	$16,522
6/20	$15,353	$16,850
7/20	$16,204	$17,801
8/20	$17,444	$19,080
9/20	$16,813	$18,355
10/20	$16,435	$17,867
11/20	$18,425	$19,823
12/20	$19,227	$20,585
1/21	$19,006	$20,377
2/21	$19,669	$20,939
3/21	$20,224	$21,856
4/21	$21,260	$23,022
5/21	$21,345	$23,183
6/21	$22,041	$23,724
7/21	$22,466	$24,288
8/21	$23,168	$25,026
9/21	$21,934	$23,863
10/21	$23,316	$25,534
11/21	$23,038	$25,357
12/21	$23,933	$26,494
1/22	$22,447	$25,123
2/22	$21,783	$24,371
3/22	$22,458	$25,276
4/22	$20,274	$23,071
5/22	$20,132	$23,114
6/22	$18,572	$21,206
7/22	$20,308	$23,161
8/22	$19,571	$22,217
9/22	$17,824	$20,170
10/22	$19,219	$21,804
11/22	$20,308	$23,022
12/22	$19,092	$21,696
1/23	$20,261	$23,059
2/23	$19,822	$22,496
3/23	$20,660	$23,322
4/23	$21,064	$23,686
5/23	$21,161	$23,789
6/23	$22,478	$25,361
7/23	$23,259	$26,176
8/23	$22,979	$25,759
9/23	$21,925	$24,531
10/23	$21,549	$24,015
11/23	$23,492	$26,208
12/23	$24,448	$27,399
1/24	$25,044	$27,859
2/24	$26,400	$29,347
3/24	$27,156	$30,291
4/24	$26,040	$29,054
5/24	$27,402	$30,494
6/24	$28,587	$31,589
7/24	$28,656	$31,973
8/24	$29,457	$32,749
9/24	$29,818	$33,448
10/24	$29,600	$33,145
11/24	$31,283	$35,090
12/24	$30,550	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	24.96%	14.30%	12.41%
Class A with 5.25% Maximum Sales Charge	18.39%	13.07%	11.81%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 1,519,803,404
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 5,697,365
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,519,803,404
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	143
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%
Total Advisory Fees Paid	$5,697,365

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Other	0.0%Footnote Reference*
Real Estate	0.3%
Utilities	0.8%
Materials	1.8%
Energy	2.9%
Consumer Staples	5.7%
Industrials	8.3%
Health Care	10.8%
Consumer Discretionary	11.3%
Communication Services	12.5%
Financials	13.7%
Information Technology	31.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	8.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.4%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.8%
JPMorgan Chase & Co.	2.1%
Netflix, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Total	41.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014468
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class C
Trading Symbol	EZTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.62%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in electric car maker Tesla Inc. — sold by period-end — hurt returns as its stock price rose over optimism about autonomous vehicles ↓ An underweight position in Broadcom Inc. detracted from returns as its stock price doubled on AI-driven demand for its semiconductor and software products ↓ An overweight position in athletic apparel giant Nike Inc. lost value as the firm had trouble with increased competition and its shift to more wholesale sales ↓ Among sectors, stock selections in industrials, consumer discretionary, and information technology hurt Fund returns relative to the Index during the period ↑ An overweight position in online streaming service Netflix Inc. rose in value, driven by better-than-expected subscriber and revenue growth, and higher profits ↑ An overweight position in Meta Platforms Inc. — parent of Facebook and Instagram — grew in value as artificial intelligence (AI) investments drove revenue growth ↑ An overweight position in cloud-networking firm Arista Networks Inc. rose in value as data centers raised spending to meet computing demand from AI applications ↑ Among sectors, stock selections and an overweight exposure to communication services, and stock selections in health care and consumer staples helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index
12/14	$10,000	$10,000
1/15	$9,660	$9,700
2/15	$10,234	$10,257
3/15	$10,088	$10,095
4/15	$10,146	$10,192
5/15	$10,275	$10,323
6/15	$10,106	$10,123
7/15	$10,334	$10,335
8/15	$9,672	$9,712
9/15	$9,455	$9,471
10/15	$10,252	$10,270
11/15	$10,328	$10,301
12/15	$10,123	$10,138
1/16	$9,559	$9,635
2/16	$9,465	$9,622
3/16	$10,029	$10,275
4/16	$10,099	$10,315
5/16	$10,223	$10,500
6/16	$10,158	$10,527
7/16	$10,569	$10,915
8/16	$10,587	$10,931
9/16	$10,534	$10,933
10/16	$10,316	$10,733
11/16	$10,727	$11,131
12/16	$10,904	$11,351
1/17	$11,069	$11,566
2/17	$11,504	$12,025
3/17	$11,510	$12,039
4/17	$11,610	$12,163
5/17	$11,733	$12,334
6/17	$11,827	$12,411
7/17	$12,033	$12,667
8/17	$12,028	$12,705
9/17	$12,316	$12,967
10/17	$12,592	$13,270
11/17	$13,010	$13,677
12/17	$13,219	$13,829
1/18	$14,078	$14,621
2/18	$13,584	$14,082
3/18	$13,119	$13,724
4/18	$13,172	$13,777
5/18	$13,502	$14,108
6/18	$13,484	$14,195
7/18	$13,966	$14,724
8/18	$14,443	$15,203
9/18	$14,467	$15,290
10/18	$13,419	$14,245
11/18	$13,631	$14,535
12/18	$12,407	$13,223
1/19	$13,390	$14,282
2/19	$13,890	$14,741
3/19	$14,090	$15,027
4/19	$14,737	$15,636
5/19	$13,602	$14,642
6/19	$14,502	$15,674
7/19	$14,790	$15,899
8/19	$14,431	$15,648
9/19	$14,625	$15,940
10/19	$14,884	$16,286
11/19	$15,514	$16,877
12/19	$15,908	$17,386
1/20	$15,861	$17,379
2/20	$14,543	$15,949
3/20	$12,742	$13,979
4/20	$14,419	$15,771
5/20	$15,231	$16,522
6/20	$15,543	$16,850
7/20	$16,396	$17,801
8/20	$17,638	$19,080
9/20	$16,991	$18,355
10/20	$16,602	$17,867
11/20	$18,597	$19,823
12/20	$19,398	$20,585
1/21	$19,157	$20,377
2/21	$19,816	$20,939
3/21	$20,363	$21,856
4/21	$21,393	$23,022
5/21	$21,469	$23,183
6/21	$22,152	$23,724
7/21	$22,563	$24,288
8/21	$23,252	$25,026
9/21	$22,004	$23,863
10/21	$23,376	$25,534
11/21	$23,087	$25,357
12/21	$23,964	$26,494
1/22	$22,463	$25,123
2/22	$21,787	$24,371
3/22	$22,440	$25,276
4/22	$20,251	$23,071
5/22	$20,092	$23,114
6/22	$18,526	$21,206
7/22	$20,245	$23,161
8/22	$19,497	$22,217
9/22	$17,749	$20,170
10/22	$19,121	$21,804
11/22	$20,198	$23,022
12/22	$18,974	$21,696
1/23	$20,127	$23,059
2/23	$19,674	$22,496
3/23	$20,492	$23,322
4/23	$20,880	$23,686
5/23	$20,963	$23,789
6/23	$22,257	$25,361
7/23	$23,017	$26,176
8/23	$22,722	$25,759
9/23	$21,663	$24,531
10/23	$21,280	$24,015
11/23	$23,187	$26,208
12/23	$24,117	$27,399
1/24	$24,688	$27,859
2/24	$26,006	$29,347
3/24	$26,736	$30,291
4/24	$25,624	$29,054
5/24	$26,942	$30,494
6/24	$28,095	$31,589
7/24	$28,142	$31,973
8/24	$28,913	$32,749
9/24	$29,249	$33,448
10/24	$29,013	$33,145
11/24	$30,644	$35,090
12/24	$30,362	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	24.01%	13.44%	11.74%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	23.01%	13.44%	11.74%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 1,519,803,404
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 5,697,365
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,519,803,404
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	143
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%
Total Advisory Fees Paid	$5,697,365

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Other	0.0%Footnote Reference*
Real Estate	0.3%
Utilities	0.8%
Materials	1.8%
Energy	2.9%
Consumer Staples	5.7%
Industrials	8.3%
Health Care	10.8%
Consumer Discretionary	11.3%
Communication Services	12.5%
Financials	13.7%
Information Technology	31.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	8.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.4%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.8%
JPMorgan Chase & Co.	2.1%
Netflix, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Total	41.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014469
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class I
Trading Symbol	EITGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.62%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↑ An overweight position in online streaming service Netflix Inc. rose in value, driven by better-than-expected subscriber and revenue growth, and higher profits ↑ An overweight position in Meta Platforms Inc. — parent of Facebook and Instagram — grew in value as artificial intelligence (AI) investments drove revenue growth ↑ An overweight position in cloud-networking firm Arista Networks Inc. rose in value as data centers raised spending to meet computing demand from AI applications ↑ Among sectors, stock selections and an overweight exposure to communication services, and stock selections in health care and consumer staples helped returns ↓ An underweight position in electric car maker Tesla Inc. — sold by period-end — hurt returns as its stock price rose over optimism about autonomous vehicles ↓ An underweight position in Broadcom Inc. detracted from returns as its stock price doubled on AI-driven demand for its semiconductor and software products ↓ An overweight position in athletic apparel giant Nike Inc. lost value as the firm had trouble with increased competition and its shift to more wholesale sales ↓ Among sectors, stock selections in industrials, consumer discretionary, and information technology hurt Fund returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index
12/14	$1,000,000	$1,000,000
1/15	$966,913	$969,981
2/15	$1,025,668	$1,025,727
3/15	$1,011,401	$1,009,506
4/15	$1,018,254	$1,019,190
5/15	$1,031,937	$1,032,296
6/15	$1,015,391	$1,012,313
7/15	$1,039,924	$1,033,522
8/15	$973,759	$971,166
9/15	$952,647	$947,136
10/15	$1,034,217	$1,027,030
11/15	$1,042,200	$1,030,085
12/15	$1,022,782	$1,013,838
1/16	$966,211	$963,527
2/16	$957,550	$962,227
3/16	$1,015,841	$1,027,503
4/16	$1,023,919	$1,031,487
5/16	$1,037,198	$1,050,010
6/16	$1,031,420	$1,052,731
7/16	$1,074,137	$1,091,544
8/16	$1,076,455	$1,093,076
9/16	$1,072,409	$1,093,283
10/16	$1,051,047	$1,073,340
11/16	$1,094,338	$1,113,091
12/16	$1,112,507	$1,135,093
1/17	$1,130,604	$1,156,621
2/17	$1,175,542	$1,202,546
3/17	$1,177,283	$1,203,949
4/17	$1,188,383	$1,216,313
5/17	$1,202,394	$1,233,430
6/17	$1,212,908	$1,241,129
7/17	$1,235,083	$1,266,650
8/17	$1,235,084	$1,270,527
9/17	$1,266,020	$1,296,736
10/17	$1,295,782	$1,326,995
11/17	$1,340,141	$1,367,694
12/17	$1,362,151	$1,382,901
1/18	$1,452,322	$1,462,078
2/18	$1,402,208	$1,408,190
3/18	$1,355,629	$1,372,403
4/18	$1,362,104	$1,377,669
5/18	$1,397,458	$1,410,846
6/18	$1,396,859	$1,419,530
7/18	$1,447,544	$1,472,355
8/18	$1,498,835	$1,520,333
9/18	$1,502,385	$1,528,986
10/18	$1,394,522	$1,424,480
11/18	$1,417,495	$1,453,508
12/18	$1,290,518	$1,322,270
1/19	$1,394,744	$1,428,231
2/19	$1,448,357	$1,474,089
3/19	$1,469,782	$1,502,733
4/19	$1,538,877	$1,563,578
5/19	$1,421,567	$1,464,216
6/19	$1,517,465	$1,567,408
7/19	$1,548,415	$1,589,935
8/19	$1,512,105	$1,564,750
9/19	$1,533,561	$1,594,027
10/19	$1,562,150	$1,628,553
11/19	$1,630,031	$1,687,668
12/19	$1,672,744	$1,738,605
1/20	$1,668,515	$1,737,924
2/20	$1,530,873	$1,594,859
3/20	$1,342,748	$1,397,874
4/20	$1,520,668	$1,577,072
5/20	$1,607,833	$1,652,185
6/20	$1,642,086	$1,685,042
7/20	$1,733,436	$1,780,054
8/20	$1,866,265	$1,908,005
9/20	$1,799,542	$1,835,507
10/20	$1,759,264	$1,786,694
11/20	$1,973,256	$1,982,273
12/20	$2,059,622	$2,058,487
1/21	$2,036,029	$2,037,705
2/21	$2,107,482	$2,093,895
3/21	$2,167,392	$2,185,598
4/21	$2,279,349	$2,302,241
5/21	$2,289,001	$2,318,321
6/21	$2,363,442	$2,372,442
7/21	$2,410,027	$2,428,799
8/21	$2,485,681	$2,502,648
9/21	$2,353,740	$2,386,250
10/21	$2,502,627	$2,553,435
11/21	$2,473,576	$2,535,743
12/21	$2,569,732	$2,649,385
1/22	$2,411,137	$2,512,287
2/22	$2,340,042	$2,437,066
3/22	$2,412,959	$2,527,553
4/22	$2,179,016	$2,307,145
5/22	$2,163,825	$2,311,378
6/22	$1,996,722	$2,120,588
7/22	$2,183,877	$2,316,116
8/22	$2,104,883	$2,221,660
9/22	$1,917,729	$2,017,049
10/22	$2,067,817	$2,180,352
11/22	$2,185,700	$2,302,198
12/22	$2,055,609	$2,169,558
1/23	$2,181,712	$2,305,880
2/23	$2,134,576	$2,249,619
3/23	$2,225,175	$2,332,212
4/23	$2,269,250	$2,368,614
5/23	$2,280,269	$2,378,910
6/23	$2,422,900	$2,536,097
7/23	$2,507,377	$2,617,569
8/23	$2,477,994	$2,575,893
9/23	$2,364,133	$2,453,080
10/23	$2,324,344	$2,401,500
11/23	$2,534,924	$2,620,818
12/23	$2,638,723	$2,739,884
1/24	$2,703,427	$2,785,925
2/24	$2,850,092	$2,934,682
3/24	$2,932,051	$3,029,104
4/24	$2,812,501	$2,905,381
5/24	$2,959,782	$3,049,444
6/24	$3,089,191	$3,158,864
7/24	$3,096,586	$3,197,315
8/24	$3,184,092	$3,274,872
9/24	$3,224,147	$3,344,813
10/24	$3,200,730	$3,314,481
11/24	$3,383,752	$3,509,044
12/24	$3,305,634	$3,425,395

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	25.27%	14.58%	12.69%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 1,519,803,404
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 5,697,365
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,519,803,404
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	143
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	7%
Total Advisory Fees Paid	$5,697,365

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Other	0.0%Footnote Reference*
Real Estate	0.3%
Utilities	0.8%
Materials	1.8%
Energy	2.9%
Consumer Staples	5.7%
Industrials	8.3%
Health Care	10.8%
Consumer Discretionary	11.3%
Communication Services	12.5%
Financials	13.7%
Information Technology	31.9%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	8.3%
NVIDIA Corp.	6.4%
Microsoft Corp.	6.4%
Amazon.com, Inc.	5.5%
Meta Platforms, Inc., Class A	3.8%
Alphabet, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.8%
JPMorgan Chase & Co.	2.1%
Netflix, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%
Total	41.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122